Investment Portfolio	as of September 30, 2020 (Unaudited)

DWS International Growth VIP

	Shares	Value ($)
Common Stocks 97.2%
Argentina 1.9%
Globant SA* (a) (Cost $94,120)	1,810	324,388
Brazil 1.5%
Magazine Luiza SA	5,529	87,820
Pagseguro Digital Ltd. "A"* (a)	4,379	165,132
(Cost $176,084)		252,952
Canada 7.3%
Agnico Eagle Mines Ltd.	4,121	328,337
Alimentation Couche-Tard, Inc. "B"	5,515	192,055
Brookfield Asset Management, Inc. "A"	13,784	456,102
Canadian National Railway Co.	2,380	253,470
(Cost $601,489)		1,229,964
China 8.7%
Alibaba Group Holding Ltd. (ADR)*	1,477	434,208
Dada Nexus Ltd. (ADR)* (b)	544	14,400
Minth Group Ltd.	16,870	73,951
Momo, Inc. (ADR)	3,293	45,312
New Oriental Education & Technology Group, Inc. (ADR)*	939	140,380
Ping An Healthcare and Technology Co., Ltd. 144A*	2,100	27,238
Ping An Insurance (Group) Co. of China Ltd. "H"	31,000	321,132
Tencent Holdings Ltd.	6,000	404,555
(Cost $823,432)		1,461,176
France 11.0%
Airbus SE*	1,055	76,743
BNP Paribas SA*	1,836	66,553
Capgemini SE	1,239	158,884
Cie de Saint-Gobain*	2,669	112,237
LVMH Moet Hennessy Louis Vuitton SE	774	361,948
Orpea*	1,070	121,686
Schneider Electric SE	475	58,872
SMCP SA 144A*	8,128	36,775
Teleperformance	961	296,325
TOTAL SE (b)	5,614	191,541
VINCI SA	2,575	215,556
Vivendi SA	5,110	142,104
(Cost $1,823,358)		1,839,224
Germany 13.5%
adidas AG*	327	105,517
Allianz SE (Registered)	1,322	253,576
BASF SE	1,978	120,237
Deutsche Boerse AG	2,634	461,802
Evonik Industries AG	6,335	163,975
Evotec SE*	5,569	147,343
Fresenius Medical Care AG & Co. KGaA	3,825	322,847
LANXESS AG	2,210	126,250
SAP SE	1,621	251,916
TeamViewer AG 144A*	6,482	319,936
(Cost $2,018,215)		2,273,399
Hong Kong 1.3%
Techtronic Industries Co., Ltd. (Cost $38,072)	16,097	214,413
Ireland 3.6%
Experian PLC	9,373	352,451
Kerry Group PLC "A"	1,912	245,353
(Cost $321,236)		597,804
Japan 10.3%
Daikin Industries Ltd.	2,100	386,177
Fast Retailing Co., Ltd.	300	188,325
Hoya Corp.	2,500	282,236
Kao Corp.	1,100	82,366
Keyence Corp.	800	372,812
MISUMI Group, Inc.	3,911	109,380
Pigeon Corp.	3,900	174,190
Shimadzu Corp.	4,200	127,668
(Cost $1,120,916)		1,723,154
Korea 1.6%
Samsung Electronics Co., Ltd. (Cost $229,761)	5,423	269,613
Luxembourg 1.2%
Eurofins Scientific* (Cost $68,558)	267	210,806
Macau 0.5%
Sands China Ltd. (Cost $116,661)	22,800	88,783
Netherlands 5.1%
Adyen NV 144A*	59	108,697
ASML Holding NV	513	189,196
ING Groep NV*	16,200	115,079
Koninklijke Philips NV*	4,819	226,791
NXP Semiconductors NV (c)	965	120,442
Prosus NV*	1,035	95,571
(Cost $753,689)		855,776
Norway 0.4%
Mowi ASA (Cost $49,692)	4,181	74,150
Singapore 1.6%
DBS Group Holdings Ltd. (Cost $289,679)	18,300	268,757
South Africa 1.1%
Naspers Ltd. "N" (Cost $235,856)	1,035	183,329
Sweden 3.0%
Assa Abloy AB "B"	2,965	69,317
Hexagon AB "B"*	1,068	80,554
Nobina AB 144A*	22,904	150,783
Spotify Technology SA* (a)	826	200,363
(Cost $358,025)		501,017
Switzerland 10.2%
Alcon, Inc.*	632	35,817
Julius Baer Group Ltd.	1,388	58,903
Lonza Group AG (Registered)	1,055	649,775
Nestle SA (Registered)	3,360	398,954
Novartis AG (Registered)	2,550	221,062
Roche Holding AG (Genusschein)	761	260,677
Zur Rose Group AG*	365	87,136
(Cost $906,943)		1,712,324
Taiwan 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $121,058)	20,000	302,154
United Kingdom 3.8%
Clarivate PLC* (a)	3,330	103,197
Clinigen Group PLC	9,352	84,688
Compass Group PLC	6,985	104,987
Farfetch Ltd. "A"* (a)	3,232	81,317
Halma PLC	4,667	140,782
Rentokil Initial PLC*	16,965	117,046
(Cost $539,882)		632,017
United States 7.8%
Activision Blizzard, Inc.	1,966	159,148
EPAM Systems, Inc.*	980	316,814
Marsh & McLennan Companies, Inc.	1,677	192,352
MasterCard, Inc. "A"	594	200,873
NVIDIA Corp.	329	178,061
Providence Service Corp.*	341	31,685
Schlumberger NV	2,572	40,020
Thermo Fisher Scientific, Inc.	415	183,231
(Cost $517,782)		1,302,184
Total Common Stocks (Cost $11,204,508)		16,317,384
Preferred Stocks 0.8%
Germany
Sartorius AG (Cost $72,596)	322	132,232
Exchange-Traded Funds 0.5%
United States
iShares MSCI Japan ETF (Cost $84,058)	1,408	83,171
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.04% (d) (e) (Cost $209,624)	209,624	209,624
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.09% (d) (Cost $159,932)	159,932	159,932
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $11,730,718)	100.7	16,902,343
Other Assets and Liabilities, Net	(0.7)	(117,019)
Net Assets	100.0	16,785,324

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2020	Value ($) at 9/30/2020
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.04% (d) (e)
290,624	—	81,000 (f)	—	—	1,782	—	209,624	209,624
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.09% (d)
241,211	3,055,599	3,136,878	—	—	1,162	—	159,932	159,932
531,835	3,055,599	3,217,878	—	—	2,944	—	369,556	369,556

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2020 amounted to $203,837, which is 1.2% of net assets.
(c)	Listed on the NASDAQ Stock Market, Inc.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International
At September 30, 2020 the DWS International Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Exchange Traded Funds, Securities Lending Collateral and Cash Equivalents
Information Technology	3,627,922	22%
Health Care	2,938,112	18%
Industrials	2,515,966	15%
Financials	2,194,258	13%
Consumer Discretionary	1,997,312	12%
Consumer Staples	1,254,204	8%
Communication Services	951,481	6%
Materials	738,800	5%
Energy	231,561	1%
Total	16,449,616	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$324,388	$—	$—	$324,388
Brazil	252,952	—	—	252,952
Canada	1,229,964	—	—	1,229,964
China	634,300	826,876	—	1,461,176
France	—	1,839,224	—	1,839,224
Germany	—	2,273,399	—	2,273,399
Hong Kong	—	214,413	—	214,413
Ireland	—	597,804	—	597,804
Japan	—	1,723,154	—	1,723,154
Korea	—	269,613	—	269,613
Luxembourg	—	210,806	—	210,806
Macau	—	88,783	—	88,783
Netherlands	120,442	735334	—	855,776
Norway	—	74,150	—	74,150
Singapore	—	268,757	—	268,757
South Africa	—	183,329	—	183,329
Sweden	200,363	300,654	—	501,017
Switzerland	—	1,712,324	—	1,712,324
Taiwan	—	302,154	—	302,154
United Kingdom	184,514	447,503	—	632,017
United States	1,302,184	—	—	1,302,184
Preferred Stocks	—	132,232	—	132,232
Exchange-Traded Funds	83,171	—	—	83,171
Short-Term Investments (g)	369,556	—	—	369,556
Total	$4,701,834	$12,200,509	$—	$16,902,343

(g)	See Investment Portfolio for additional detailed categorizations.